Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Inventories [Abstract]
Finished goods	$ 30,192	$ 29,902
Work in process- including long-term contracts	23,139	18,743
Raw materials	43,655	34,389
Total inventories	$ 96,986	$ 83,034